Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

December 11, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:         Genworth Variable Insurance Trust (the “Registrant”)
File Nos. 333-151541 and 811-22205

Dear Sir or Madam:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, this letter serves as a certification that the Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of  Rule 497 would not have differed from those contained in Post-Effective Amendment No. 5, which was filed electronically via EDGAR on December 8, 2009 (Accession No. 0001421877-09-000319).

   Please direct questions or comments relating to this filing to me at (215) 564-8149.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.